Business acquisition and deconsolidation (Tables)	12 Months Ended
Dec. 31, 2022
Full Jet Limited ("Full Jet")
Business acquisition and deconsolidation
Schedule of purchase price as on acquisition date

Amounts
RMB’000
Cash consideration	61,267
Contingent consideration at fair value	29,721
Total	90,988

Schedule of allocation of purchase price based on the fair values of the acquired assets and liabilities and noncontrolling interest as on acquisition date

Amounts
RMB’000
Net assets acquired	11,872
Intangible assets	—
- Brand	12,100
- Customer relationships	6,000
Goodwill	65,541
Deferred tax liabilities	(4,525)
Total	90,988

Suzhou Baoleantone International Logistics Co., Ltd ("BolTone")
Business acquisition and deconsolidation
Schedule of purchase price as on acquisition date

Amounts
RMB’000
Cash	64,260
Contingent consideration	57,131
Total	121,391

Schedule of allocation of purchase price based on the fair values of the acquired assets and liabilities and noncontrolling interest as on acquisition date

Amounts
RMB’000
Net assets acquired	95,729
Intangible assets	—
- Technology	5,000
- Customer relationship	64,200
Goodwill	75,761
Deferred tax liabilities	(17,300)
Non-controlling interests	(101,999)
Total	121,391

Bao Best IOT Technology (Suzhou) Co., Ltd
Business acquisition and deconsolidation
Schedule of allocation of purchase price based on the fair values of the acquired assets and liabilities and noncontrolling interest as on acquisition date

Amounts
RMB’000
Net assets acquried	23,459
Intangible assets
- Franchise	69,608
Goodwill	47,607
Deferred tax liabilities	(17,402)
Non-controlling interests	(32,987)
Total	90,285

Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Business acquisition and deconsolidation
Schedule of purchase price as on acquisition date

Amounts
RMB’000
Cash	40,000
Contingent consideration at fair value	5,900
Total	45,900

Schedule of allocation of purchase price based on the fair values of the acquired assets and liabilities and noncontrolling interest as on acquisition date

Amounts
RMB’000
Net assets acquired	3,367
Intangible assets
- Customer relationship	21,200
- Technology	3,300
Goodwill	59,090
Deferred tax liabilities	(3,675)
Non-controlling interests	(20,598)
Redeemable non-controlling interest	(16,784)
Total	45,900

Shanghai Yi Shang Network Information Co., Limited ("eFashion")
Business acquisition and deconsolidation
Schedule of allocation of purchase price based on the fair values of the acquired assets and liabilities and noncontrolling interest as on acquisition date

Amounts
RMB’000
Net assets acquired	28,986
Intangible assets
- Customer relationship	55,300
- Technology	11,200
Goodwill	135,515
Deferred tax liabilities	(9,975)
Total	221,026